Taxes on Income (Details) - Schedule of reconciliation of the theoretical tax expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the theoretical tax expenses [Abstract]
Loss before taxes	$ 14,468	$ 11,824	$ 9,384
Statutory tax rate	23.00%	23.00%	23.00%
Tax benefit	$ 3,328	$ 2,720	$ 2,158
Permanent differences	975	635	9,136
Valuation allowance	(4,303)	(3,355)	(11,294)
Tax expenses